Schedule of Investments(a)
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.46%
Commodity Chemicals–1.33%
LG Chem Ltd. (South Korea)	16,701	$4,735,829
Diversified Metals & Mining–2.48%
Glencore PLC (Switzerland)(b)	1,675,400	5,394,446
Turquoise Hill Resources Ltd. (Mongolia)(b)	5,938,084	3,445,870
		8,840,316
Integrated Oil & Gas–36.43%
BP PLC, ADR (United Kingdom)	554,736	22,045,209
Chevron Corp.	183,779	22,625,033
Exxon Mobil Corp.	214,571	15,955,499
Galp Energia SGPS S.A. (Portugal)	242,463	3,767,090
Occidental Petroleum Corp.	238,563	12,252,596
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	348,955	21,945,780
Suncor Energy, Inc. (Canada)	695,209	19,948,147
TOTAL S.A. (France)	220,631	11,432,404
		129,971,758
Oil & Gas Drilling–3.55%
Helmerich & Payne, Inc.	210,734	10,469,265
Valaris PLC(b)	269,080	2,203,765
		12,673,030
Oil & Gas Equipment & Services–11.58%
Baker Hughes, a GE Co., Class A	378,079	9,599,426
Core Laboratories N.V.	73,039	3,664,367
Halliburton Co.	508,745	11,701,135
Oceaneering International, Inc.(b)	240,950	3,722,677
Schlumberger Ltd.	134,440	5,373,567
Superior Energy Services, Inc.(b)	1,111,691	1,008,526
Tenaris S.A., ADR (Luxembourg)	244,455	6,106,486
Tidewater, Inc., Series A, Wts. expiring 07/31/2023(b)	24,724	70,216
Tidewater, Inc., Series B, Wts. expiring 07/31/2023(b)	26,728	68,691
		41,315,091
Oil & Gas Exploration & Production–35.20%
Cabot Oil & Gas Corp.	553,925	10,613,203
Shares		Value
Oil & Gas Exploration & Production–(continued)
Canadian Natural Resources Ltd. (Canada)	760,679	$19,267,691
Cobalt International Energy, Inc.(b)(c)	526,022	0
Concho Resources, Inc.	39,873	3,894,795
Devon Energy Corp.	457,108	12,341,916
EOG Resources, Inc.	64,166	5,508,651
Hess Corp.	286,761	18,593,583
Laredo Petroleum, Inc.(b)	799,604	2,654,685
Matador Resources Co.(b)	222,707	3,926,324
Noble Energy, Inc.	914,439	20,190,814
PrairieSky Royalty Ltd. (Canada)	1,182,601	15,842,086
Range Resources Corp.	1,646,101	9,366,315
Tullow Oil PLC (Ghana)	1,438,460	3,355,007
		125,555,070
Oil & Gas Refining & Marketing–4.10%
Phillips 66	142,582	14,623,210
Oil & Gas Storage & Transportation–2.53%
Plains All American Pipeline, L.P.	311,550	7,408,659
Western Midstream Partners, L.P.	60,152	1,624,104
		9,032,763
Specialty Chemicals–2.26%
Albemarle Corp.	110,355	8,051,501
Total Common Stocks & Other Equity Interests (Cost $576,486,797)		354,798,568
Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)	1,028,758	1,028,758
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)	734,534	734,828
Invesco Treasury Portfolio, Institutional Class, 2.15%(d)	1,175,724	1,175,724
Total Money Market Funds (Cost $2,939,310)		2,939,310
TOTAL INVESTMENTS IN SECURITIES–100.28% (Cost $579,426,107)		357,737,878
OTHER ASSETS LESS LIABILITIES–(0.28)%		(1,008,402)
NET ASSETS–100.00%		$356,729,476

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$326,113,792	$28,684,776	$0	$354,798,568
Money Market Funds	2,939,310	—	—	2,939,310
Total Investments	$329,053,102	$28,684,776	$0	$357,737,878
Invesco Energy Fund